Income Taxes - Tax Effects of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Operating loss carryforwards	$ 170.2	$ 147.8
Insurance reserves: Losses and loss adjustment expenses	16.7	12.2
Accrued expenses	4.6	6.4
Foreign tax credit carryforwards	20.2	16.7
Unearned premiums	28.3	24.5
Office properties and equipment	15.1	12.7
Operating lease liability	19.2	17.9
Other temporary differences	3.2	2.5
Total deferred tax assets	277.5	240.7
Less valuation allowance	(225.9)	(187.1)
Deferred tax assets, net of valuation allowance	51.6	53.6
Unrealized (gains) on investments	(2.5)	(8.4)
Intangible assets	(2.8)	(2.7)
Deferred policy acquisition costs	(28.6)	(33.3)
Operating lease assets	(10.6)	(12.5)
Deferred Tax Liabilities, GAAP differences	8.3	0.0
Other temporary differences	(1.6)	(1.9)
Total deferred tax (liabilities)	(54.4)	(58.8)
Deferred tax liabilities, net	$ (2.8)	$ (5.2)